Share-based payments (Tables)	6 Months Ended
Jun. 30, 2023
Statements [Line Items]
Summary of Employee Related Share Based Compensation Expense
The Group recognized total employee-related share-based compensation expenses from all plans, during the three and six months ended June 30, 2023 and 2022 as set out below:

	Three months ended June 30,		Six months ended June 30,
	2023	2022	2023	2022
	(Euros in thousands)		(Euros in thousands)
Research and development expenses	(3,282)	(3,107)	(6,815)	(6,375)
General and administrative expenses	(2,231)	(2,453)	(4,800)	(4,887)

Total	(5,513)	(5,560)	(11,615)	(11,262)

Matching Stock Options [Member]
Statements [Line Items]
Summary of Employee Share Options
Matching Stock Options outstanding as of June 30, 2023:

	2023
	Weighted average exercise price in USD	Number
Matching Stock Options outstanding on January 1,	10.00	1,348,004
Matching Stock Options forfeited	—	—
Matching Stock Options exercised	10.00	720
Matching Stock Options expired	10.00	4,280
Matching Stock Options outstanding on June 30,	10.00	1,343,004
Matching Stock Options exercisable on June 30,	10.00	1,343,004
Weighted average remaining contract life (years)	7.01

Converted Options [Member]
Statements [Line Items]
Summary of Employee Share Options	Converted Options outstanding as of June 30, 2023:

	2023
	Weighted average exercise price in USD	Number
Converted Options outstanding on January 1,	2.74	525,181
Converted Options forfeited	1.14	909
Converted Options exercised	1.28	11,341
Converted Options expired	1.17	8
Converted Options outstanding on June 30,	2.78	512,923
Converted Options exercisable on June 30,	2.78	469,161
Weighted average remaining contract life (years)	4.51

Additional Grants Under 2020 Plan [Member]
Statements [Line Items]
Summary of Options Granted Priced Using Black Scholes for SARs, Tandem Awards, Converted Options, Matching Stock Options and Monte Carlo Option Pricing Model	Immatics applied a Black Scholes pricing model to estimate the fair value of the Service Options

	As of April 3, 2023	As of June 27, 2023
Exercise price in USD	$6.89	$11.41
Underlying share price in USD	$6.89	$11.41
Volatility	84.84%	86.76%
Time period (years)	6.11	5.74
Risk free rate	3.47%	3.94%
Dividend yield	0.00%	0.00%

Summary of Employee Share Options
Service Options outstanding as of June 30, 2023:

	2023
	Weighted average exercise price in USD	Number
Service Options outstanding on January 1,	10.07	6,129,160
Service Options granted in 2023	9.48	506,163
Service Options forfeited	9.80	145,494
Service Options exercised	9.51	2,707
Service Options expired	10.75	17,825
Service Options outstanding on June 30,	10.02	6,469,297
Service Options exercisable on June 30,	10.07	2,135,617
Weighted average remaining contract life (years)	8.57

Performance Based Options [Member]
Statements [Line Items]
Summary of Employee Share Options
PSUs outstanding as of June 30, 2023:

	2023
	Weighted average exercise price in USD	Number
PSUs outstanding on January 1,	10.08	3,666,000
PSUs granted in 2023	—	—
PSUs forfeited	10.00	12,000
PSUs outstanding on June 30,	10.08	3,654,000
PSUs exercisable on June 30,	—	—
Weighted average remaining contract life (years)	7.05